CONDENSED BALANCE SHEET (Unaudited) (Parenthetical)	Sep. 30, 2020 $ / shares shares
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, subject to possible redemption (in shares)	39,542,201
Stockholders' Equity
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, subject to possible redemption (in shares)	39,542,201
Common stock subject to possible redemption price per share (in dollars per share) | $ / shares	$ 10.00
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common stock, shares issued (in shares)	1,857,799
Common stock, shares outstanding (in shares)	1,857,799
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000
Common stock, shares issued (in shares)	10,350,000
Common stock, shares outstanding (in shares)	10,350,000